CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
A) NON-CURRENT ASSETS	€ 13,378	€ 11,617
Property, plant and equipment	417	453
Right-of-use assets	2,021	1,957
Deferred tax assets	10,940	9,207
B) CURRENT ASSETS	67,483	62,923
Trade receivables and other current assets	7,841	9,122
Current financial assets	9,659	13,494
Cash and cash equivalents	49,983	40,307
TOTAL ASSETS (A+B)	80,861	74,540
EQUITY AND LIABILITIES
A) EQUITY	28,698	24,220
Equity attributable to equity holders of the Company	28,546	24,071
Equity attributable to non-controlling interest	152	149
B) NON-CURRENT LIABILITIES	2,880	5,358
Non-current lease obligations	1,615	1,638
Non-current financial liabilities		3,720
Deferred tax liabilities	1,265
C) CURRENT LIABILITIES	49,283	44,962
Lease obligations	504	364
Borrowings	1,808	3,365
Trade payables and other current liabilities	46,971	41,233
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 80,861	€ 74,540